RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23.    RELATED PARTY TRANSACTIONS

The Company’s key management personnel include members of the board of directors, executive officers, and former executive officers. The Company provides salaries or cash compensation, and other non-cash benefits to directors and executive officers.

	For the years ended December 31,
	2021	2020	2019
Short-term employee benefits
Employee salaries and bonuses	$2,729,475	$2,348,709	$2,235,926
Directors fees	270,000	265,833	245,000
Social security and medical care costs	95,456	80,949	77,284
	3,094,931	2,695,491	2,558,210
Post-employment benefits
Contributions to defined contribution pension plan	34,209	36,114	32,435

Share-based payments	3,332,809	1,726,690	1,555,857

Total key management remuneration	$6,461,949	$4,458,295	$4,146,502